Related Party Balances and Transactions (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Related Party Balances and Transactions [Line Items]
Repaid amount			$ 1,568,646
Mr. Ting [Member]
Related Party Balances and Transactions [Line Items]
Repaid amount	$ 772	$ 6,006